2. STOCKHOLDERS DEFICIENCY	1 Months Ended
Aug. 15, 2014
Equity [Abstract]
2. STOCKHOLDERS DEFICIENCY

NOTE 2 STOCKHOLDERS’ DEFICIENCY

(A) Common Stock

The Company is authorized to issue 1,000,000 shares of common stock with a par value of $0.001 per share.

On August 7, 2014, the Company issued 450,000 shares of common stock to a founder for cash of $50,000.

On August 7, 2014, the Company issued 550,000 shares of common stock to founders for services and contributions of intellectual property. The shares were valued at a recent cash offering price of $0.11 per share with a fair value of $61,000.